Accrued Expenses And Other Current Liabilities (Details) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued professional service fees		41,291	15,619
Accrued advertising expenses		10,019	21,333
Accrued sales and promotion expenses		11,938	9,096
Accrued network support expenses		5,470	4,135
Payable for property and equipment purchases		10,053	6,323
Accrued training, rental, office, meeting and travel expenses		7,095	5,043
Interest payable		909	1,044
Others		9,590	2,009
Total	$ 15,534	96,365	64,602